Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following as of March 31, 2024 and 2023:
	As of March 31,
	2024	2023

Short-term loans from related parties	$90,024	$94,647
Short-term loans from third-party individuals	403,030	72,806
Total short-term borrowings	$493,054	$167,453

Schedule of Long-Term Borrowings	Long-term borrowings consisted of the following as of March 31, 2024 and 2023:
	As of March 31,
	2024	2023
Car loans
Current portion	$7,479	$7,863
Non-current portion	20,181	30,495
Total car loans	$27,660	$38,358
	As of March 31,
	2024	2023
Bank loans
Current portion	$13,850	$-
Non-current portion	96,948	87,367
Total long-term bank loans	$110,798	$87,367

Schedule of Future Loan Payments	Future loan payments as of March 31, 2024 is as follows:
	RMB	USD

One year	3,714,000	$514,383
Two years	754,000	104,428
Three years	54,000	7,479
Four years	37,710	5,222
Total payment	4,559,710	$631,512